Expense Example {- Fidelity® Export and Multinational Fund} - 08.31 Fidelity Export and Multinational Fund K PRO-08 - Fidelity® Export and Multinational Fund - Fidelity Export and Multinational Fund-Class K
Oct. 30, 2020 USD ($)
Expense Example:
1 year	$ 63
3 years	199
5 years	346
10 years	$ 774